UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

The Cushing Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2016

		Fair
Common Stock - 74.2%	Shares	Value
Chemicals - 15.6%
Netherlands - 4.6%
LyondellBasell Industries NV(1)	65,000	$5,127,850
United States - 11.0%
Olin Corporation	75,000	1,623,000
Sealed Air Corporation(2)	60,000	2,827,800
Univar, Inc.(3)	95,000	1,965,550
W.R. Grace & Company	42,500	3,320,525
Westlake Chemical Corporation(1)	50,000	2,591,000
		17,455,725
Exploration & Production - 11.5%
Norway - 1.8%
Statoil ASA	125,000	1,956,250
United Kingdom - 3.0%
BP Plc(2)(3)	100,000	3,386,000
United States - 6.7%
Matador Resources Company(3)	65,000	1,491,750
Occidental Petroleum Corporation(1)	45,000	3,458,250
Synergy Resources Corporation(3)	380,000	2,489,000
		12,781,250
Industrials - 5.6%
Ireland - 2.3%
Pentair Plc	40,000	2,562,000
United States - 3.3%
Flowserve Corporation(2)	50,000	2,418,500
ITT, Inc.	35,000	1,266,300
		6,246,800
Oil Services - 1.3%
United States - 1.3%
Baker Hughes, Inc.	30,000	1,473,900

Refiners - 14.1%
United States - 14.1%
Marathon Petroleum Corporation	80,000	3,400,800
PBF Energy, Inc.(1)	170,000	3,723,000
Phillips 66	37,000	2,902,650
Valero Energy Corporation	25,000	1,383,750
Western Refining, Inc.(1)	170,000	4,277,200
		15,687,400
Transportation - 8.5%
Bermuda - 2.3%
Golar LNG Limited	125,000	2,603,750
United States - 6.2%
CSX Corporation(1)	90,000	2,545,200
Ryder System, Inc.	25,000	1,638,000

XPO Logistics, Inc.(2)(3)	75,000	2,685,000
		9,471,950
Utilities - 17.6%
United States - 17.6%
Consolidated Edison, Inc.	30,000	2,257,500
Dominion Resources, Inc.(1)	40,000	2,966,400
Duke Energy Corporation(1)	40,000	3,186,400
Exelon Corporation(1)	140,000	4,760,000
Sempra Energy(1)	32,500	3,400,475
Southern Company(1)	60,000	3,079,800
		19,650,575
Total Common Stocks (Cost $76,386,310)		$82,767,600

Master Limited Partnerships and Related Companies - 12.5%
Crude Oil & Refined Products - 1.6%
United States - 1.6%
Genesis Energy, L.P.	50,000	$1,789,500

Engineering & Construction - 3.6%
United States - 3.6%
Cheniere Energy Partners, L.P.(1)	150,000	4,044,000

Large Cap Diversified - 2.4%
United States - 2.4%
Enterprise Products Partners, L.P.(1)	100,000	2,640,000

Midstream - 4.0%
United States - 4.0%
Delek Logistics Partners, L.P.(1)	90,000	2,348,100
MPLX, L.P.(2)	65,000	2,153,450
		4,501,550
Upstream - 0.9%
United States - 0.9%
Mid-Con Energy Partners, L.P.	465,116	1,018,604

Total Master Limited Partnerships and Related Companies (Cost $11,555,952)		$13,993,654

Fixed Income - 26.7%
Engineering & Construction - 4.5%
United States - 4.5%
Zachry Holdings, Inc., 7.500%, due 02/01/2020(4)	5,000,000	$5,037,500

Exploration & Production - 11.5%
Canada - 1.9%
MEG Energy Corporation, 6.375%, due 01/30/2023(4)	2,725,000	2,139,125
United States - 9.6%
Barrett Bill Corporation, 7.000%, due 10/15/2022(1)	2,750,000	2,021,250
Denbury Resources, Inc., 4.625%, due 07/15/2023	4,000,000	2,600,000
Sabine Pass Liquefaction, LLC, 5.750%, due 05/15/2024(1)	1,000,000	1,067,500
Sabine Pass Liquefaction, LLC, 5.625%, due 02/01/2021(1)	1,000,000	1,055,000
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	3,975,000
		12,857,875

Industrials - 5.7%
United States - 5.7%
H & E Equipment Services, Inc., 7.000%, due 09/01/2022(1)	2,000,000	2,120,000
United Rentals North American, Inc., 5.750%, due 11/15/2024(1)	4,000,000	4,200,000
		6,320,000
Oil Services - 0.9%
United States - 0.9%
Key Energy Services, 6.750%, due 03/01/2021	4,000,000	960,000

Refiners - 4.1%
United States - 4.1%
Western Refining, Inc., 6.250%, due 04/01/2021(1)	4,750,000	4,643,125

Total Fixed Income (Cost $36,254,183)		$29,818,500

Short-Term Investments - Investment Companies - 2.5%
United States - 2.5%
Fidelity Government Portfolio Fund, 0.12%(5)	699,169	$699,169
First American Government Obligations Fund - Class Z, 0.24%(5)	699,169	699,169
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27%(5)	699,169	699,169
STIT-Government & Agency Portfolio, 0.28%(5)	699,169	699,169
Total Short-Term Investments - Investment Companies (Cost $2,796,676)		$2,796,676

Total Investments - 115.9% (Cost $126,993,121)		$129,376,430
Liabilities in Excess of Other Assets - (15.9%)		(17,717,861)
Net Assets Applicable to Common Stockholders - 100.0%		$111,658,569

SCHEDULE OF WRITTEN OPTIONS - (0.2)%
United States - (0.2)%	Contracts
BP Plc, Call Option
Expiration: September 2016, Exercise Price $34.50	(1,000)	$(29,000)
Flowserve Corporation, Call Option
Expiration: October 2016, Exercise Price $50.00	(500)	(48,750)
Sealed Air Corporation, Call Option
Expiration: October 2016, Exercise Price $48.00	(600)	(63,000)
XPO Logistics, Inc., Call Option
Expiration: September 2016, Exercise Price $38.00	(750)	(37,500)

Total Written Options (Proceeds $249,039)		$(178,250)

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	All or a portion of these securities represent cover for outstanding call options written.
(3)	No distribution or dividend was made during the period ended August 31, 2016. As such, it is classified as a non-income producing security as of August 31, 2016.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2016, the value of these investments was $7,176,625, or 6.43% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2016.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Cost of investments	$127,526,100
Gross unrealized appreciation	11,677,673
Gross unrealized depreciation	(9,827,343)
Net unrealized appreciation	$1,850,330

* The above table only reflects tax adjustments through November 30, 2015.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Renaissance Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$82,767,600	$82,767,600	$-	$-
Master Limited Partnerships and Related Companies (a)	13,993,654	13,993,654	-	-
Total Equity Securities	96,761,254	96,761,254	-	-
Notes Senior Notes(a)	29,818,500	-	29,818,500	-

Total Notes	29,818,500	-	29,818,500	-
Other
Short Term Investments (a)	2,796,676	2,796,676	-	-
Total Other	2,796,676	2,796,676	-	-
Total	$129,376,430	$99,557,930	$29,818,500	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2016.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2016.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended August 31, 2016.

Transactions in written options contracts for the period ended August 31, 2016, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2015	-	$ -
Options written	8,700	594,401
Options covered	-	-
Options expired	(3,850)	(149,933)
Options exercised	(2,000)	(195,429)
Outstanding at August 31, 2016	2,850	$ 249,039

The average monthly fair value of written options during the period ended August 31, 2016 was $78,361.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$149,933	$149,933

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$(70,789)	$(70,789)

Item 2. Controls and Procedures.
(a)	The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Cushing Renaissance Fund

By (Signature and Title)           /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          10/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          10/6/16

By (Signature and Title)           /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date          10/6/16